Stock-based Compensation (Tables)	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Restricted Stock Awards Activity
The following table presents information regarding outstanding RSAs as of June 30, 2017 and changes during the period then ended:

	Number of RSAs Outstanding	Weighted-Average Grant-Date Fair Value Per Share	Aggregate Intrinsic Value (in millions)
Balance at January 1, 2017	366,195	$8.51
Converted	(366,195)	8.51
Balance as of June 30, 2017	—	$—	$—

Restricted Stock Units Activity
The following table presents information regarding outstanding RSUs as of June 30, 2017 and changes during the period then ended:

	Number of RSUs Outstanding	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Life (In Years)
Balance at January 1, 2017	1,622,953
Granted	511,131
Converted	(67,629)
Forfeited	(542,138)
Balance as of June 30, 2017	1,524,317	$18.3	1.1